Business Segment Information - Additional Information (Detail) - Segment		6 Months Ended	12 Months Ended
	Dec. 01, 2014	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Number of operating segments	2	1	1